Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.60%	1.80%	1.90%
Assumed rate of increase in future compensation levels	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	3.10%	3.10%	3.10%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	3.90%	3.60%	4.60%
Assumed rate of increase in future compensation levels	2.30%	2.20%	2.40%
Expected long-term rate of return on plan assets	4.90%	5.20%	5.40%